Segment Information - Narrative (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 segment segments	Jun. 30, 2020 reporting_unit	Dec. 31, 2020 reporting_unit	Dec. 31, 2019 reporting_unit	Dec. 31, 2018
Segment Reporting Information [Line Items]
Number of reporting units | reporting_unit		4	2	4
Number of business segments | segments	2
Segment Reorganization
Segment Reporting Information [Line Items]
Number of business segments | segment	2
ADM | Customer Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Percentage of exclusive and non-exclusive concession revenue			19.00%	16.00%	16.00%